Prepaid Land Lease Payments - Schedule of Prepaid Land Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Prepaid land lease payments	$ 1,586
Less: accumulated amortization	(112)
Net carrying value	1,474
Use Rights [Member]
Finite Lived Intangible Assets [Line Items]
Prepaid land lease payments	11,066	$ 10,372
Less: accumulated amortization	2,819	2,407
Net carrying value	$ 8,247	$ 7,965